Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]:
Significant Accounting Policies and Recent Accounting Pronouncements [Text Block]

2. Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company's significant accounting policies can be found in the Company's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2011. There have been no material changes to these policies in the six-month period ended June 30, 2012.